Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Feb. 19, 2015